[CHAPMAN AND CUTLER LETTERHEAD]

September 21, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Elkhorn ETF Trust
(Registration Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:
On behalf of the Elkhorn ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Elkhorn Fundamental Commodity Strategy ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 62, which was filed electronically with the Securities and Exchange Commission on September 6, 2016.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney